Share-based payments, 2021 Executive Director Long-term Target Options (Details)		6 Months Ended
	Sep. 14, 2021 shares $ / shares	Dec. 31, 2022 Tranche $ / shares
Share-based payments [Abstract]
Number of tranches | Tranche		3
2021 Executive Director Long-term Target Options [Member]
Share-based payments [Abstract]
Contractual exercise period		12 years
Number of tranches | Tranche		4
Number of share options expected to vest (in shares) | shares	600,000
2021 Executive Director Long-term Target Options [Member] | Entities Controlled by Daniel Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares) | shares	2,400,000
Exercise price (in dollars per share) | $ / shares		$ 75
2021 Executive Director Long-term Target Options [Member] | Entities Controlled by William Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares) | shares	2,400,000
Exercise price (in dollars per share) | $ / shares		$ 75
2021 Executive Director Long-term Target Options [Member] | Tranche One [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share) | $ / shares	$ 370
2021 Executive Director Long-term Target Options [Member] | Tranche Two [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share) | $ / shares	$ 650
Number of share options expected to vest (in shares) | shares	600,000
2021 Executive Director Long-term Target Options [Member] | Tranche Three [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share) | $ / shares	$ 925
Number of share options expected to vest (in shares) | shares	600,000
2021 Executive Director Long-term Target Options [Member] | Tranche Four [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share) | $ / shares	$ 1,850
Number of share options expected to vest (in shares) | shares	600,000